Loans Receivable - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended			9 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Sep. 30, 2013	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2014	Mar. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest rate of loans, minimum			2.00%			2.00%
Interest rate of loans, maximum			6.00%			6.00%
Unpaid principal balance of loans identified as impaired	$ 53,416,000		$ 53,416,000			$ 101,584,000		$ 160,355,000
Interest income recognized on impaired loans on a cash basis	609,000	1,137,000	1,549,000		1,347,000	2,425,000	5,519,000	5,729,000	7,231,000
Value of unpaid principal balance receivable of classified loans as substandard			80,200,000			177,400,000
Percentage of unpaid principal balance receivable classified as substandard			97.20%			90.00%
Time period of appraised values for real estate			1 year			1 year
Discounting of appraised value by additional percentage, improved land or commercial real estate			10.00%			10.00%
Discounting of appraised value by additional percentage, unimproved land			20.00%			20.00%
Loans not requiring appraisal, small loans			250,000			250,000
Percentage of loans which not require an updated appraisal			46.00%			46.00%
Period of delinquent loans			30 days			30 days
Total delinquencies	42,600,000		42,600,000			65,200,000
Education loan due	6,800,000		6,800,000			8,900,000
Period of delinquent loans considered as non accrual			90 days			90 days
Guarantee provided by government agencies against outstanding balances of education loans			97.00%			97.00%
Maximum value of non accrual loans for performing the individual impairment evaluation	500,000		500,000			500,000
Reserve for unfunded commitment losses	5,444,000	3,690,000	5,444,000		3,690,000	4,664,000	1,531,000	1,956,000	564,000	4,844,000	873,000
Expense on sale of loan						687,000	1,700,000	4,500,000	157,000
Ending reserve for repurchased loans	2,351,000	2,600,000	2,351,000		2,600,000	2,600,000	570,000	2,600,000		2,600,000
Unpaid principal of various loans receivable	724,400,000		724,400,000			744,100,000		823,700,000
Loans granted to officers, directors and affiliates	73,000		73,000			83,000		91,000
Principal additions to granted loan			3,000			0
Principal loan amount, net			13,000			11,000
Decrease in reserve of allowance for loan losses			381,000	2,000,000
Transfer of loans to OREO			7,659,000		16,423,000	19,352,000	62,007,000	75,169,000	76,742,000
Provision for repurchased loans	(249,000)		(249,000)		2,030,000		570,000	2,600,000
Investor loss reimbursement	(248,000)	371,000	(86,000)		3,181,000	687,000	1,720,000	4,530,000	157,000
Letters of Credit
Accounts, Notes, Loans and Financing Receivable [Line Items]
Reserve for unfunded commitment losses	2,400,000		2,400,000			2,400,000
Residential Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Refinance loans	533,300,000		533,300,000			529,800,000
Unpaid principal balance receivable of total loans, percentage	34.00%		34.00%			32.70%
Residential Loans | Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of dwellings	1		1			1
Residential Loans | Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of dwellings	4		4			4
Adjustable Rate Residential Mortgage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Refinance loans	316,800,000		316,800,000			324,000,000
Unpaid principal balance receivable of total loans, percentage	59.40%		59.40%			61.20%
Term of loans			30 years			30 years
Fixed-rate residential loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Refinance loans	216,500,000		216,500,000			205,800,000
Unpaid principal balance receivable of total loans, percentage	40.60%		40.60%			38.80%
Term of loans			15 years			15 years
Fixed-rate residential loans | Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term of loans			10 years			10 years
Fixed-rate residential loans | Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term of loans			30 years			30 years
Commercial and Industrial Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Refinance loans	16,000,000		16,000,000			21,600,000
Unpaid principal balance receivable of total loans, percentage	1.00%		1.00%			1.30%
Commercial and Industrial Loans | Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term of loans			7 years			7 years
Commercial Real Estate Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Refinance loans	670,600,000		670,600,000			702,300,000
Unpaid principal balance receivable of total loans, percentage	42.70%		42.70%			43.30%
Commercial Real Estate Loans | Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortization periods of loans			15 years			15 years
Balloon payments			2 years			2 years
Commercial Real Estate Loans | Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortization periods of loans			30 years			30 years
Balloon payments			7 years			7 years
Consumer Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Refinance loans	349,900,000		349,900,000			367,800,000
Unpaid principal balance receivable of total loans, percentage	22.30%		22.30%			22.70%
Corporation's share of late payment			30.00%			30.00%
Unpaid principal balance of loans identified as impaired	1,851,000		1,851,000			3,163,000		4,677,000
Consumer Loans | Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Credit extended for outstanding balances			25.00%			25.00%
Corporation's share of annual fees			33.00%			33.00%
Corporation's share of interchanging income			25.00%			25.00%
Consumer Loans | Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Credit extended for outstanding balances			28.00%			28.00%
Corporation's share of annual fees			37.00%			37.00%
Corporation's share of interchanging income			30.00%			30.00%
Multi Family Real Estate Properties
Accounts, Notes, Loans and Financing Receivable [Line Items]
Refinance loans	200,000		200,000			200,000
Amortization period			15 years			15 years
Home Equity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Appraised value of property at loan origination date, percentage			90.00%			90.00%
Education Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Refinance loans	118,300,000		118,300,000			129,500,000
Unpaid principal balance receivable of total loans, percentage	7.50%		7.50%			8.00%
Repayment status of loans on installment basis			9 months			9 months
Sale of loans	0	0	0		0	0		0	0
Education Loans | Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Guarantee given for principal amount and interest rate of loans, percentage			97.00%			97.00%
Undergraduate studies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Maximum loans made available for education	3,500		3,500			3,500
Graduate studies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Maximum loans made available for education	8,500		8,500			8,500
Scenario, Previously Reported [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans granted to officers, directors and affiliates						80,000
Investor loss reimbursement							$ 1,400,000